Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class M, Class C, Class I, and Class Z
September 28, 2024
As Revised March 31, 2025
STATEMENT OF ADDITIONAL INFORMATION

Maurice FitzMaurice serves as Co-Portfolio Manager of Fidelity Advisor® Energy Fund.
Kristen Dougherty serves as Co-Portfolio Manager of Fidelity Advisor® Energy Fund.
Douglas Simmons no longer serves as Portfolio Manager of Fidelity Advisor® Utilities Fund.
Pranay Kirpalani serves as Portfolio Manager of Fidelity Advisor® Utilities Fund.
The following information supplements information for Fidelity Advisor® Energy Fund found in the "Management Contracts" section.
Kristen Dougherty is a research analyst and Co-Portfolio Manager of Fidelity Advisor® Energy Fund. Research analysts who also manage sector funds, such as the fund, are referred to as sector fund managers. The sector fund manager receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of November 30, 2024, sector fund manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.
The sector fund manager's base salaries is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to the sector fund manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s), account(s), and lead account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund, account, or lead account, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index. The pre-tax investment performance of each sector fund manager's fund(s), account(s), and lead account(s) is weighted according to the sector fund manager's tenure on those fund(s), account(s), and lead account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Advisor® Energy Fund is based on the lead account's pre-tax investment performance measured against the MSCI U.S. IM Energy 25-50 Index. The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with a sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with the sector fund manager's responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Kristen Dougherty as of November 30, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,875	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity Advisor® Energy Fund ($1,242 (in millions) assets managed).
As of November 30, 2024, the dollar range of shares of Fidelity Advisor® Energy Fund beneficially owned by Ms. Dougherty was none.
The following information replaces similar information for Fidelity Advisor® Utilities Fund found in the "Management Contracts" section.
Pranay Kirpalani is a research analyst and portfolio manager of Fidelity Advisor® Utilities Fund. Research analysts who also manage sector funds, such as Fidelity Advisor® Utilities Fund, are referred to as sector fund managers. The sector fund manager receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of December 31, 2024, the sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of the sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.
The sector fund manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to the sector fund manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund or account, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index. The pre-tax investment performance of the sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the sector fund manager's bonus that is linked to the investment performance Fidelity Advisor® Utilities Fund is based on the fund's pre-tax investment performance measured against the MSCI U.S. IM Utilities 25-50 Index . The sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The sector fund manager's base pay and bonus opportunity tend to increase with a sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the sector fund manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with the sector fund manager's responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Pranay Kirpalani as of December 31, 2024:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	11	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$7,756	$1,964	$944
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,871	none	none
* Includes Fidelity Advisor® Utilities Fund ($1,091 (in millions) assets managed).
As of December 31, 2024, the dollar range of shares of Fidelity Advisor® Utilities Fund beneficially owned by Mr. Kirpalani was none.

AFOC-AFOCI-SSTK-0725-153-1.480127.153	July 3, 2025